Financial Instruments (Details Textual) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Level 2 and level 3 fair value transactions									$ 0	$ 0	$ 0
Margin Deposit Assets	800,000				800,000				800,000	800,000
Total revenues	336,571,000	376,856,000	292,156,000	292,514,000	252,717,000	181,831,000	161,422,000	171,232,000	1,298,097,000	767,202,000	620,417,000
Revenue [Member]
Concentration Risk [Line Items]
Total revenues									964,000,000
Cost of products sold [Member]
Concentration Risk [Line Items]
purchases of product									622,000,000
Customer Concentration Risk [Member] | Revenue [Member]
Concentration Risk [Line Items]
Number of Customers									2
Concentration percentage									74.00%
Customer Concentration Risk [Member] | Cost of products sold [Member]
Concentration Risk [Line Items]
Concentration percentage									55.00%
Number of Suppliers									2
Customer Concentration Risk [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Number of Customers									2
Concentration percentage									53.00%
Commodity Contract [Member]
Concentration Risk [Line Items]
Derivative Asset, Fair Value, Amount Offset Against Collateral	$ 2,400,000				$ 800,000				$ 2,400,000	$ 800,000